Shareholder Report	12 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000069642
Shareholder Report [Line Items]
Fund Name	Global Growth Stock Fund
Class Name	Investor Class
Trading Symbol	RPGEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Investor Class	$107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in the information technology sector. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns, as did Vietnam’s information technology services company FPT. Holdings in the utilities sector also boosted relative results, where Constellation Energy benefited from the AI infrastructure buildout.

  Conversely, stock selection in industrials and business services detracted the most from relative performance, mainly due to our positions in multi-industrial conglomerate Roper Technologies and payroll and human resources software provider Paylocity Holding. Holdings in financials also hurt relative performance, most notably due to our position in One 97 Communications, which sold off in early 2024 on regulatory pressures.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocations to financials and information technology and reducing our allocations to health care and materials.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Growth Stock Fund (Investor Class)	31.68%	10.95%	10.30%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	11.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,113,048,000	$ 1,113,048,000
Holdings Count | Holding	193	193
Advisory Fees Paid, Amount	$ 6,722,000
InvestmentCompanyPortfolioTurnover	61.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,113,048 Number of Portfolio Holdings193
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.6%
Financials	20.5
Industrials & Business Services	12.6
Health Care	9.8
Communication Services	8.2
Consumer Discretionary	7.5
Consumer Staples	5.8
Materials	4.0
Energy	3.1
Other	1.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.2%
Microsoft	4.0
Apple	4.0
Amazon.com	2.8
Meta Platforms	2.2
Alphabet	1.9
Eli Lilly	1.8
Taiwan Semiconductor Manufacturing	1.7
Roper Technologies	1.5
Sumber Alfaria Trijaya	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000069643
Shareholder Report [Line Items]
Fund Name	Global Growth Stock Fund
Class Name	Advisor Class
Trading Symbol	PAGLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Advisor Class	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in the information technology sector. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns, as did Vietnam’s information technology services company FPT. Holdings in the utilities sector also boosted relative results, where Constellation Energy benefited from the AI infrastructure buildout.

  Conversely, stock selection in industrials and business services detracted the most from relative performance, mainly due to our positions in multi-industrial conglomerate Roper Technologies and payroll and human resources software provider Paylocity Holding. Holdings in financials also hurt relative performance, most notably due to our position in One 97 Communications, which sold off in early 2024 on regulatory pressures.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocations to financials and information technology and reducing our allocations to health care and materials.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Growth Stock Fund (Advisor Class)	31.45%	10.73%	10.12%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	11.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,113,048,000	$ 1,113,048,000
Holdings Count | Holding	193	193
Advisory Fees Paid, Amount	$ 6,722,000
InvestmentCompanyPortfolioTurnover	61.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,113,048 Number of Portfolio Holdings193
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.6%
Financials	20.5
Industrials & Business Services	12.6
Health Care	9.8
Communication Services	8.2
Consumer Discretionary	7.5
Consumer Staples	5.8
Materials	4.0
Energy	3.1
Other	1.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.2%
Microsoft	4.0
Apple	4.0
Amazon.com	2.8
Meta Platforms	2.2
Alphabet	1.9
Eli Lilly	1.8
Taiwan Semiconductor Manufacturing	1.7
Roper Technologies	1.5
Sumber Alfaria Trijaya	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184322
Shareholder Report [Line Items]
Fund Name	Global Growth Stock Fund
Class Name	I Class
Trading Symbol	RGGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - I Class	$80	0.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets delivered strong returns over the reporting period. Exuberance for artificial intelligence (AI)-related segments of the market and hopes for central bank interest rate cuts helped fuel a prolonged market rally. Nevertheless, there were still periods of volatility, driven by concerns over the possibility of a global recession, geopolitical tensions, the potential for fewer interest rate cuts by central banks amid stubbornly high inflation, and economic challenges in China.

  Versus the MSCI All Country World Index Net, the leading contributor to relative performance was stock selection in the information technology sector. Within the sector, our exposure to companies that directly benefited from accelerating AI demand, such as NVIDIA and Taiwan Semiconductor Manufacturing, helped relative returns, as did Vietnam’s information technology services company FPT. Holdings in the utilities sector also boosted relative results, where Constellation Energy benefited from the AI infrastructure buildout.

  Conversely, stock selection in industrials and business services detracted the most from relative performance, mainly due to our positions in multi-industrial conglomerate Roper Technologies and payroll and human resources software provider Paylocity Holding. Holdings in financials also hurt relative performance, most notably due to our position in One 97 Communications, which sold off in early 2024 on regulatory pressures.

  The fund applies an active, diversified, growth-oriented approach to identify companies with the potential for sustainable growth or relative improvement. Notable changes in positioning during the period included increasing our allocations to financials and information technology and reducing our allocations to health care and materials.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Global Growth Stock Fund (I Class)	32.02%	11.16%	12.27%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	10.44
MSCI All Country World Index Growth Net (Strategy Benchmark)	37.22	13.51	13.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,113,048,000	$ 1,113,048,000
Holdings Count | Holding	193	193
Advisory Fees Paid, Amount	$ 6,722,000
InvestmentCompanyPortfolioTurnover	61.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,113,048 Number of Portfolio Holdings193
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.6%
Financials	20.5
Industrials & Business Services	12.6
Health Care	9.8
Communication Services	8.2
Consumer Discretionary	7.5
Consumer Staples	5.8
Materials	4.0
Energy	3.1
Other	1.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	4.2%
Microsoft	4.0
Apple	4.0
Amazon.com	2.8
Meta Platforms	2.2
Alphabet	1.9
Eli Lilly	1.8
Taiwan Semiconductor Manufacturing	1.7
Roper Technologies	1.5
Sumber Alfaria Trijaya	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless